Convertible Preferred Shares - Schedule of Convertible Preferred Shares Activities (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares
Temporary Equity [Line Items]
Issuance of Series C-1 Preferred Shares, net of issuance costs, Value | ¥			¥ 3,104,177
Conversion to ordinary shares upon IPO, value | ¥	¥ 3,104,177
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Opening Balance	¥ 687,482	$ 102,852	¥ 687,482	$ 102,852
Opening Balance, Shares	30,227,056	30,227,056	30,227,056	30,227,056
Conversion to ordinary shares upon IPO, value	¥ (687,482)	$ (102,852)
Conversion to ordinary shares upon IPO, shares	(30,227,056)	(30,227,056)
Closing Balance			¥ 687,482	$ 102,852
Closing Balance, Shares			30,227,056	30,227,056
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Opening Balance	¥ 921,243	$ 139,407	¥ 921,243	$ 139,407
Opening Balance, Shares	30,305,212	30,305,212	30,305,212	30,305,212
Conversion to ordinary shares upon IPO, value	¥ (921,243)	$ (139,407)
Conversion to ordinary shares upon IPO, shares	(30,305,212)	(30,305,212)
Closing Balance			¥ 921,243	$ 139,407
Closing Balance, Shares			30,305,212	30,305,212
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Opening Balance	¥ 1,306,633	$ 197,478	¥ 1,306,633	$ 197,478
Opening Balance, Shares	31,046,360	31,046,360	31,046,360	31,046,360
Conversion to ordinary shares upon IPO, value	¥ (1,306,633)	$ (197,478)
Conversion to ordinary shares upon IPO, shares	(31,046,360)	(31,046,360)
Closing Balance			¥ 1,306,633	$ 197,478
Closing Balance, Shares			31,046,360	31,046,360
Series C-1 Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Opening Balance	¥ 188,819	$ 26,914
Opening Balance, Shares	3,857,143	3,857,143
Issuance of Series C-1 Preferred Shares, net of issuance costs, Shares	0	0	3,857,143		3,857,143
Issuance of Series C-1 Preferred Shares, net of issuance costs, Value | ¥			¥ 188,819
Conversion to ordinary shares upon IPO, value	¥ (188,819)	$ (26,914)
Conversion to ordinary shares upon IPO, shares	(3,857,143)	(3,857,143)
Closing Balance			¥ 188,819	$ 26,914
Closing Balance, Shares			3,857,143	3,857,143
Series C-1 Convertible Preferred Stock [Member] | Series C -1 [Member]
Temporary Equity [Line Items]
Issuance of Series C-1 Preferred Shares, net of issuance costs, Shares			3,857,143		3,857,143
Issuance of Series C-1 Preferred Shares, net of issuance costs, Value			¥ 183,536		$ 26,160
Adjustment at extinguishment of Series C-1 Preferred Shares			¥ 5,283	$ 754
Closing Balance